Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth information concerning the compensation paid to our Chief Executive Officer and to our President and our Chief Operating Officer and Chief Financial Officer (who are our only other NEOs) compared to Company performance for the years ended December 31, 2023 and 2022. We have not presented information for years prior to 2022 because we did not pay our executive officers in any year prior to 2022.

Year	Summary Compensation Table Total for CEO (1)(2)	CAP to CEO (3)	Average Summary Compensation Table Total for Other NEOs (1)(2)	Average CAP to Other NEOs (1)(3)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income (5)	Distributable Earnings (5)(6)
					TSR (4)	Peer Group TSR (4)
2023	$1,039,506	$1,236,031	$865,201	$1,028,773	$100.1	$80.34	$144,509	$189,510
2022	$1,164,379	$1,128,652	$846,820	$ 820,837	$85.93	$71.69	$ 14,215	$116,076

(1)
Our CEO during 2023 and 2022 was Richard J. Byrne. References to “Other NEOs” in this section for 2023 refer to Michael Comparato, our President and Jerome S. Baglien, our Chief Operating Officer and Chief Financial Officer, and for 2022 refers to Mr. Baglien.

(2)
The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 35. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.

CEO

	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Change in Fair Value of Outstanding Unvested Awards from Prior Years	Plus Change in Fair Value of Awards from Prior Years that Vested During Covered Year	Plus Dividends on Unvested Awards	Equals CAP
2023	$1,039,506	$1,039,506	$ 986,216	$33,021	$36,268	$180,526	$1,236,031
2022	$1,164,379	$1,164,379	$1,042,176	—	—	$ 86,476	$1,128,652

Other NEOs (Average)

	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Change in Fair Value of Outstanding Unvested Awards from Prior Years	Plus Change in Fair Value of Awards from Prior Years that Vested During Covered Year	Plus Dividends on Unvested Awards	Equals CAP
2023	$865,201	$865,201	$820,847	$27,483	$30,188	$150,254	$1,028,773
2022	$846,820	$846,820	$757,945	—	—	$ 62,892	$ 820,837

(4)
Reflects the cumulative TSR of the Company and the FTSE NAREIT Mortgage REITS Index (the “FTSE Mortgage REIT Index”) from October 19, 2021 (the date our Common Stock began trading on the NYSE), to December 31, 2023, assuming a $100 investment at the closing price on October 19, 2021, and the reinvestment of all dividends. In 2022, the Company compared its TSR to the Bloomberg REIT Mortgage Index, but decided to discontinue doing so as Bloomberg announced that the Bloomberg Mortgage Index should no longer be used for financial benchmarking purposes. The FTSE Mortgage REIT Index is comprised of companies that are similar to us in size with large market capitalizations and is historically comparable to the Bloomberg Mortgage Index. For the period from October 19, 2021, to December 31, 2023, assuming a $100 investment at the closing price on October 19, 2021, and the reinvestment of all dividends, the TSR of the Bloomberg Mortgage Index was $82.07.

(5)	Amounts in thousands.
(6)	Please refer to our Form 10-K for the year ended December 31, 2023, for a discussion of Distributable Earnings and a description of how it is calculated.

Company Selected Measure Name	Distributable Earnings
Named Executive Officers, Footnote	Other NEOs” in this section for 2023 refer to Michael Comparato, our President and Jerome S. Baglien, our Chief Operating Officer and Chief Financial Officer, and for 2022 refers to Mr. Baglien.
Peer Group Issuers, Footnote	Reflects the cumulative TSR of the Company and the FTSE NAREIT Mortgage REITS Index (the “FTSE Mortgage REIT Index”) from October 19, 2021 (the date our Common Stock began trading on the NYSE), to December 31, 2023, assuming a $100 investment at the closing price on October 19, 2021, and the reinvestment of all dividends. In 2022, the Company compared its TSR to the Bloomberg REIT Mortgage Index, but decided to discontinue doing so as Bloomberg announced that the Bloomberg Mortgage Index should no longer be used for financial benchmarking purposes. The FTSE Mortgage REIT Index is comprised of companies that are similar to us in size with large market capitalizations and is historically comparable to the Bloomberg Mortgage Index. For the period from October 19, 2021, to December 31, 2023, assuming a $100 investment at the closing price on October 19, 2021, and the reinvestment of all dividends, the TSR of the Bloomberg Mortgage Index was $82.07.
PEO Total Compensation Amount	$ 1,039,506	$ 1,164,379
PEO Actually Paid Compensation Amount	$ 1,236,031	1,128,652
Adjustment To PEO Compensation, Footnote
CEO

	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Change in Fair Value of Outstanding Unvested Awards from Prior Years	Plus Change in Fair Value of Awards from Prior Years that Vested During Covered Year	Plus Dividends on Unvested Awards	Equals CAP
2023	$1,039,506	$1,039,506	$ 986,216	$33,021	$36,268	$180,526	$1,236,031
2022	$1,164,379	$1,164,379	$1,042,176	—	—	$ 86,476	$1,128,652

Non-PEO NEO Average Total Compensation Amount	$ 865,201	846,820
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,028,773	820,837
Adjustment to Non-PEO NEO Compensation Footnote
Other NEOs (Average)

	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Change in Fair Value of Outstanding Unvested Awards from Prior Years	Plus Change in Fair Value of Awards from Prior Years that Vested During Covered Year	Plus Dividends on Unvested Awards	Equals CAP
2023	$865,201	$865,201	$820,847	$27,483	$30,188	$150,254	$1,028,773
2022	$846,820	$846,820	$757,945	—	—	$ 62,892	$ 820,837

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The most important financial performance measures used by the Company in setting pay-for-performance
compensation for the most recently completed fiscal year are described in the table below. The manner in which these measures, together with certain non-financial
performance measures, determine the amounts of incentive compensation paid to our NEOs is described above in the “Compensation Discussion and Analysis” section.

Significant Financial Performance Measures

Distributable Earnings

Stockholder economic returns (defined as changes in GAAP book value per share plus dividends paid )

Relative TSR

Company TSR

Total Shareholder Return Amount	$ 100.1	85.93
Peer Group Total Shareholder Return Amount	80.34	71.69
Net Income (Loss)	$ 144,509,000	$ 14,215,000
Company Selected Measure Amount	189,510,000	116,076,000
PEO Name	Richard J. Byrne
Measure:: 1
Pay vs Performance Disclosure
Name	Distributable Earnings
Measure:: 2
Pay vs Performance Disclosure
Name	Stockholder economic returns (defined as changes in GAAP book value per share plus dividends paid)
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Company TSR
PEO | Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,039,506	$ 1,164,379
PEO | Value Of New Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	986,216	1,042,176
PEO | Plus Change In Fair Value Of Outstanding Unvested Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,021	0
PEO | Plus Change In Fair Value Of Awards From Prior Years That Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,268	0
PEO | Dividends On Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	180,526	86,476
Non-PEO NEO | Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	865,201	846,820
Non-PEO NEO | Value Of New Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	820,847	757,945
Non-PEO NEO | Plus Change In Fair Value Of Outstanding Unvested Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,483	0
Non-PEO NEO | Plus Change In Fair Value Of Awards From Prior Years That Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,188	0
Non-PEO NEO | Dividends On Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 150,254	$ 62,892